Mar. 01, 2018

CALAMOS® FAMILY OF FUNDS

Supplement dated August 30, 2018 to the

CALAMOS® FAMILY OF FUNDS Prospectus dated March 1, 2018,

as supplemented on June 29, 2018

This Supplement supersedes the corresponding information in the

Supplement dated June 29, 2018.

Effective immediately, the Average Annual Total Return table for Global Convertible Fund on page 75 of the Prospectus shall be replaced in its entirety as follows:

AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.17
	INCEPTION DATE OF CLASS	ONE YEAR	SINCE INCEPTION

Class A	12.31.14
Load Adjusted Return before taxes		8.72%	3.50%
Load Adjusted Return after taxes on distributions		7.72%	2.79%
Load Adjusted Return after taxes on distributions and sale of Fund shares		5.54%	2.48%
Class C	12.31.14
Load Adjusted Return before taxes		12.30%	4.44%
Class I	12.31.14
Load Adjusted Return before taxes		14.45%	5.47%
Thomson Reuters Global Convertible Bond Index (USD)		12.83%	4.55%
ICE BofAML Global 300 Convertible Index		16.06%	8.02%
Effective July 1, 2018, the Thomson Reuters Global Convertible Bond Index (USD) replaced the ICE BofAML Global 300 Convertible Index as the Fund’s primary benchmark because it more closely aligns with the Fund‘s investment universe. The Thomson Reuters Global Convertible Bond Index (USD) is designed to represent the global convertible market. The ICE BofAML Global 300 Convertible Index is a global convertible index composed of companies representative of the market structure of countries in North America, Europe and the Asia/Pacific region.